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April 2, 2012	MOSCOW
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VIA EDGAR	SÃO PAULO
Securities and Exchange Commission	SHANGHAI
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Washington, DC 20549	SYDNEY

Re:	The Gabelli Dividend Growth Fund
(Securities Act File No. 333-80099;
Investment Company Act File No. 811-09377)
Post-Effective Amendment No. 18

Ladies and Gentlemen:

On behalf of The Gabelli Dividend Growth Fund (the “Fund”), I hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 18 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund’s sub-administrator to indicate the changes from the last annual post-effective amendment to the Registration Statement that was filed on April 29, 2011.

The Amendment is a routine annual update except for two new disclosure items due to the Fund’s name change, which the undersigned discussed with a member of your staff (the “Staff”) on Wednesday, March 21, 2012 and which were the subject of substantially identical disclosure in supplements to the Fund’s Prospectuses and Statement of Additional Information (“SAI”) that were filed on November 1, 2011 pursuant to Rule 497(e) under the 1933 Act. Accordingly, we respectfully request a “limited review” of the Amendment (and accelerated effectiveness of the Amendment, as discussed in detail below) for purposes of the Staff’s review of the following two new disclosure matters:

1. Effective November 1, 2011, “The Gabelli Blue Chip Value Fund” was renamed “The Gabelli Dividend Growth Fund” and all references in the Fund’s Prospectuses and SAI to “The Gabelli Blue Chip Value Fund” have been changed to “The Gabelli Dividend Growth Fund,” respectively.

2. The Fund’s new non-fundamental investment strategy, which became effective January 1, 2012, states that under normal market circumstances, the Fund invests at least 80% of

Securities and Exchange Commission

April 2, 2012

its net assets in dividend paying stocks. (This new 80% policy is described in the section entitled “Principal Investment Strategies” in the Fund’s Prospectus Summary and the section entitled “Investment Objectives, Investment Strategies and Related Risks” in the main portion of the Prospectuses.) These same portions of the Prospectuses have also been updated to disclose that dividend-paying stocks include, for example, common stocks, preferred stocks, and convertible securities and that in addition to seeking out stocks that pay a dividend, the Fund will focus on stocks that the portfolio manager believes are well positioned to grow their dividend over the long term.

In addition, effective August 1, 2011, the Fund appointed a new distributor, G.Distributors, LLC, a Delaware limited liability company; however, the new distributor is, as is the prior distributor, a subsidiary of GAMCO Investors, Inc. The disclosure pertaining to the new distributor is substantially identical to disclosure regarding the new distributor in the registration statements recently filed on behalf of other funds in the Gabelli/GAMCO Funds Complex, including the Gabelli Equity Series Funds, Inc. whose registration statement was declared effective by the Commission on January 27, 2012.

The Fund has a December 31 fiscal year end. Accordingly, we respectfully request acceleration of the effectiveness of this filing to April 27, 2012. In accordance with paragraph (d)(2) of Rule 485, we also intend to make a Rule 485(b) filing to include audited financial statements and other non-material changes to become automatically effective coincident with the above-requested accelerated effective date for the Amendment.

If the Staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2913.

Very truly yours,

/s/ Leslie Lowenbraun

Enclosures

cc:	Laura Hatch
Bruce Alpert
Agnes Mullady
Sonia Kothari
Helen Robichaud
Arlene Lonergan